STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 12, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 67 to the Registration Statement on Form N-1A for the Arin Large Cap Theta Fund, a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 67 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 71 to the Registration Statement under the Investment Company Act of 1940.

This amendment is being filed to make conforming changes and to address comments received from the staff of the Securities and Exchange Commission.  The amendment contains the Prospectus and Statement of Additional Information for the Fund, Part C, Signature Page, and Exhibits.

Any questions regarding this amendment may be directed to the undersigned at 252-972-9922, extension 249.

 Yours truly,

Starboard Investment Trust
/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

July 12, 2012

VIA EDGAR TRANSMISSION

Kevin Ruppert
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Starboard Investment Trust, File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:

On behalf of the Starboard Investment Trust (the "Trust"), the purpose of this letter is to respond to the comments you provided to me during our telephone conversation on June 11, 2012, with respect to the initial filing of an amendment to the registration statement of the Trust under Rule 485(a) of the Securities Act of 1933, as amended (the “Initial Filing”), in connection with the Arin Large Cap Theta Fund, a newly organized series of the Trust (the “Fund”).  Your comments are set forth below and each is followed by the Trust's response.

General

Comment:
Please include the final version of the investment management agreement by and between the Trust, on behalf of the Fund, and Arin Risk Advisors, LLC (the “Adviser”) as part of a subsequent filing (the “Management Agreement”).  The Fund’s registration statement cannot be declared effective without the final version of the Management Agreement.

Response:
The Management Agreement will be included as part of a delaying amendment to the Initial Filing that will be timed so as to coincide with the date of effectiveness of the Fund as calculated under Rule 485(a).

Comment:
The draft of the Management Agreement included with the Initial Filing appears to contemplate that the Adviser can transfer small equity interests in the Adviser to third parties or to reallocate such interests among the equity holders of the Adviser without first seeking approval of the board of trustees of the Trust (the “Board”).  Such language seems inconsistent with the obligations of the Board to, among other responsibilities, oversee the activities and economic viability of an investment adviser.  Please revise the Management Agreement accordingly.

Response:	The Adviser and the Trust have revised to provide for the following language regarding changes in membership of the Adviser:

Notice of Change in Membership.  The Advisor shall notify the Trust of any proposed change in the ownership of the equity securities of the Advisor at least 30 days in advance of any such proposed change; provided, however, that any such notification shall not be required in connection with the issuance or reallocation of any equity securities of the Advisor pursuant to an employee compensation program, unless such change would be deemed to result in an assignment of this Agreement for purposes of Section 15 of the 1940 Act.

Prospectus

Comment:
Please revise the disclosure provided in the fee table of the Fund to reflect any expenses associated with short sales, covered calls or put options undertaken as part of the investment strategy of the Fund.

Response:
Short sales are not a principal investment strategy of the Fund.  Thus, any expenses associated with short sales are expected to be minimal.  With regard to the purchase of covered call options, the premium, the exercise price and the value of the underlying security ultimately determine the gain or loss realized by the Fund as the seller of the call option.  The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.  With regard to put options, the principal risk would seem to be that the value of the underlying security or index subject to the put option increases in price.

In the view of the Fund, unlike projections for Acquired Fund Expenses which can be determined with a reasonable degree of certainty based on the instructions to Form N-1A, it is not possible to determine with any reasonable degree of certainty the extent to which the Fund may incur additional expenses if the Adviser is unsuccessful in pursuing covered call and put option strategies.  While the gain or loss from the expiration or closing of option contracts entered into by the Fund will be included in the Fund’s statement of operations as required under Rule 6-07 of Regulation S-X, it would not seem appropriate to include an estimate in the fee table of the Fund as any such estimate would seem to presume that the Adviser was substantially unsuccessful in pursuing investment strategies of the Fund.  Rather, the Fund has added additional disclosure regarding the risks associated with such instruments in the Prospectus.

Comment:
Please remove the reference to “minimal tracking error” throughout the Initial Filing.  In the view of the Staff of Securities and Exchange Commission (the “Staff”), the use of such term, other than in connection with an index fund, is inappropriate.

Response:	The Initial Filing has been revised to remove reference to “minimal tracking error.”

Comment:
Throughout the Initial Filing reference is made to relative mispricing of call options.  However, pricing of an option is only one of several factors that is determinative of success in connection with an investment in such instruments.  Please revise the disclosure in the Initial Filing to reflect, in addition to relative mispricing of call options, other factors that determine the value of call options, including, but not limited to, time to expiration of the option, interest rates, and volatility in the price of the security underlying the option.

Response:	The Initial Filing has been revised to reflect several additional factors that impact the value of call options.

Comment:
Please clarify whether or not the Fund will be “diversified” as such term is defined under Section 5(b) of the 1940 Act.  If the Fund will be diversified, please revise the following language in the prospectus of the Fund “[a]t times, a relatively high percentage of this portion of the portfolio may be invested in the securities of a single issuer or a limited number of issuers”

Response:
The Fund will be diversified within the meaning of the 1940 Act and the highlighted language has been revised accordingly; however, as explained in the statement of additional information, certain of the exchange traded funds (each, an “ETF” and together, the “ETFs”) or investment companies in which the Fund may invest from time to time may not be diversified.

Comment:
With regard to any leverage techniques employed by the Adviser in managing the Fund, please clarify that the use of leverage will comply with applicable provisions of the 1940 Act, including Section 18 thereof, as well as no-action and interpretive positions taken by the Staff, including, but not limited to, the guidance set forth in 1940 Act Release Number 10,666.

Response:	The suggested language has been added to both the prospectus and statement of additional information of the Fund (the “SAI”).

Comment:	Please add disclosure to the prospectus of the Fund that the use of options and futures may result in increased volatility in the net asset value of the Fund.

Response:	Disclosure has been added to reflect the increased risk of volatility in the net asset value of the Fund that could result from the use of options and futures.

Comment:	Please confirm whether or not the Adviser manages other accounts using the same strategy as that pursued by the Fund.

Response:
The Adviser manages several accounts using the same investment strategy pursued by the Fund.  However, the Adviser does not serve as the investment adviser or sub-adviser to any “pooled investment vehicle” or investment company other than the Fund.

Statement of Additional Information

Comment:
Given the investment strategy of the Fund, please consider whether or not investing in other investment companies, in addition to the Fund’s planned investment in ETFs, should be considered to be a principal investment strategy.  If it is deemed not to be a principal strategy, please explain the reasoning for such determination to the Staff.  Otherwise, please add appropriate disclosure to the prospectus of the Fund regarding such investments, including the risks associated therewith.

Response:
Although the Fund is permitted to invest in investment companies other than ETFs, the Adviser contemplates that the Fund will only do so from time and time and only with regard to a relatively percentage of the assets of the Fund.  Thus, the Adviser does not consider investment in other investment companies, other than ETFs, to be a principal  investment strategy.

Comment:
Please review the disclosure in the SAI of the Fund regarding the limitations on investments in other investment companies to ensure that the references to the various provisions of the 1940 are accurate.

Response:	The disclosure in the SAI has been revised accordingly.

Comment:	Please confirm whether investments in fixed income securities will be a principal investment strategy of the Fund. If so, please revise disclosure in the prospectus of the Fund accordingly.

Response:	Although the Fund is permitted to invest in fixed income securities, the Adviser does not view such investments as being a principal investment strategy of the Fund.

Comment:	Please confirm whether or not short selling will be a principal investment strategy of the Fund.

Response:	Short selling will not be a principal investment strategy of the Fund.

Comment:
Please revise the disclosure in the SAI regarding the use of derivative instruments by the Fund to ensure that disclosure related to principal investment strategies involving such instruments is appropriately captured in the prospectus of the Fund.  With respect to any disclosure remaining in the SAI, please confirm that any such disclosure relates to non-principal investment strategies or instruments.

Response:
The disclosure in the SAI of the Fund has been revised accordingly.  Any disclosure remaining in the SAI regarding derivative instruments relates to instruments that are not related to principal investment strategies of the Fund.

Comment:
Please clarify whether or not the Fund intends to borrow.  If the intent of the Fund is to employ leverage, confirm that the costs associated with any intended use of leverage is appropriately reflected in the fee table in the prospectus.

Response:
Although the Fund reserves the right to use leverage up to the limits provided under the 1940 Act and subject to interpretive and no-action positions taken by the Staff, the Adviser does not intend to utilize leverage as a principal component of the investment strategy of the Fund.  It is anticipated that any borrowings by the Fund will be of a limited and infrequent nature.

Comment:	Please confirm the rate of the Rule 12b-1 fee provided related to the Advisor Class shares of the Fund. The prospectus provides for a rate of 0.40% while the SAI provides for a rate of 0.45%.

Response:	The SAI has been revised to reflect the correct Rule 12b-1 fee rate of 0.40% in connection with the Advisor Class shares.

* * * * *

The Trust hereby acknowledges that: (i) the Trust is responsible for the adequacy and the accuracy of the disclosure in filings related to the matters addressed in this letter; (ii) comments of the Staff or changes to disclosure in response to Staff comments in the filings reviewed by the SEC staff do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to such filings; and (iii) the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.

Please call the undersigned at 202.973.2735 with any questions concerning the foregoing.

Sincerely yours,

/s/ Terrence Davis
Terrence Davis